Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total revenues	$ 1,910,372	$ 459,496	$ 2,619,078	$ 1,234,287	$ 1,709,669	$ 2,305,503
Cost of revenues	540,886	70,381	876,293	239,975	278,062	598,584
Gross profit	1,369,486	389,115	1,742,785	994,312	1,431,607	1,706,919
Operating expenses	3,893,685	1,161,751	8,645,362	3,998,414
Officers and director’s compensation (including stock-based Compensation of $1,589,224 and $1,587,060, respectively					2,077,713	2,639,711
Consulting fees (including stock-based compensation of 669,956 and 2,831,232, respectively)					778,062	3,014,329
Advertising expense					519,922	333,441
Hosting expense					22,781	13,034
Rent expense					234,790	246,968
Professional fees					533,213	287,441
Depreciation of property and equipment					16,475	12,627
Amortization of intangible assets			135,339	446,556	658,910	142,093
Reimbursed Expenses					87,718	242,585
Other					876,431	667,097
Total operating expenses					5,806,015	7,599,326
Loss from operations	(2,524,199)	(772,636)	(6,902,577)	(3,004,102)	(4,374,408)	(5,892,407)
Other income (expense):
Other income		204	2,935	645
Gain on debt extinguishment			196,889
Gain (loss) on disposal of assets - net					(374,116)
Loss on investment					(40,000)
EIDL Grant					10,000
Interest income (forfeited) - net					(3,068)	2,524
Interest expense	(707,855)	(468,799)	(1,448,650)	(551,581)	(931,615)	(8,793)
Other (expense) income	(647)	10,000		(40,000)
Other expense	(708,502)	(458,595)	(1,248,826)	(590,936)	(1,338,799)	(6,269)
Loss before provision for income taxes	(3,232,701)	(1,231,231)	(8,151,403)	(3,595,038)	(5,713,207)	(5,898,676)
Provision for income taxes	85	(1,945)	(1,084)	(3,170)	3,304	2,084
Net loss	$ (3,232,616)	$ (1,233,176)	$ (8,152,487)	$ (3,598,208)	$ (5,716,511)	$ (5,900,760)
Loss per share - basic and diluted	$ (0.11)	$ (0.37)	$ (0.36)	$ (1.16)
Net loss per common share - basic					$ (1.62)	$ (2.87)
Net loss per common share - diluted					$ (1.36)	$ (2.20)
Weighted average common shares outstanding –
Weighted average shares outstanding - basic and diluted	30,025,766	3,376,610	22,667,619	3,091,866
Basic					3,534,739	2,058,525
Diluted					4,201,419	2,687,383
Provision for (benefit from) income taxes	$ (85)	$ 1,945	$ 1,084	$ 3,170	$ (3,304)	$ (2,084)
Product Sales [Member]
Revenues
Total revenues	1,749,435	459,196	2,355,231	1,233,287	1,708,419	2,304,303
Service Revenue [Member]
Revenues
Total revenues	$ 160,937	$ 300	$ 263,847	$ 1,000	$ 1,250	$ 1,200